Subsequent Event - Additional Information (Details)	Jul. 11, 2023 $ / shares	Apr. 04, 2023 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Common stock, Cash per share	$ 8.5
Share premium, Percentage	135.00%
Common stock, Value per share		$ 1